Form N-1A Cover	Sep. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Thrive Series Trust
Entity Central Index Key	0002071107
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 26, 2025
Prospectus Date	Sep. 25, 2025